SHORT-TERM BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2024
SHORT-TERM BANK LOANS
Schedule of short-term bank loans

	Outstanding
Lenders	2023	2024
Related parties
Bank Mandiri	4,013	3,755
BNI	903	1,799
Sub-total	4,916	5,554
Third parties
PT Bank HSBC Indonesia ("HSBC")	2,547	2,440
MUFG Bank ("MUFG")	1,155	1,805
Bank of China	—	1,000
PT Bank DBS Indonesia ("DBS")	440	440
PT Bank Maspion Indonesia Tbk. ("Bank Maspion")	—	167
UOB Indonesia	500	100
Others	92	19
Sub-total	4,734	5,971
Total	9,650	11,525

Schedule of short-term bank loans, other significant information

			Total
			facility
			(in			Interest rate per
	Borrower	Currency	billions)*	Maturity date	Interest rate	annum	Security**
Bank Mandiri
2020 - 2023	Finnet, PST	Rp	600	February 21, 2025 - April 28, 2025	Monthly, Quarterly	1 month JIBOR + 1.30% 3 months JIBOR + 1.25%	None
2021 - 2022	Nutech, Mitratel	Rp	3,550	July 25, 2025 - September 27, 2025	Monthly	6.00% - 9.00%	Trade receivables and property and equipment
BNI
2014 - 2024	Sigma, GSD, Mitratel	Rp	1,350	May 29, 2025 - January 9, 2026	Monthly	6.00% - 8.50%	Trade receivables and property and equipment
2017 - 2021	Infomedia, Metranet, Telkom Infra	Rp	1,135	February 18, 2025 - June 6, 2025	Monthly	1 month JIBOR + 1.75% - 2.50%	Trade receivables
HSBC
2014	Sigma[a]	Rp	400	November 6, 2025	Monthly	Under BLR 7.40%	Trade receivables
2018 - 2023	Sigma, Metra, PINS, Metranet, Telkomsat, GSD, TDE	Rp	2,723	January 20, 2025 - October 4, 2025	Monthly, Quarterly	1 month JIBOR + 0.35% - 0.80% 3 months JIBOR + 2.00%	None
MUFG
2018 - 2019	Infomedia, Metra, GSD, Telkom Infra, Telkomsat	Rp	2,176	March 27, 2025 - October 31, 2025	Monthly, Quarterly	1 month JIBOR + 0.25% - 0.80% 3 months JIBOR + 0.25% -0.80%	None
Bank of China
2020	The Company	Rp	1,000	October 23, 2025	Quarterly	4.90%	None
DBS
2018	Telkom Infra, Infomedia	Rp	440	July 31, 2025	Monthly	1 month JIBOR + 1.20%	None
Bank Maspion
2023	Metranet	Rp	170	January 26, 2025	Monthly	7.25%	None
UOB Indonesia
2016	Finnet	Rp	500	July 31, 2025	Monthly	1 month JIBOR + 1.75%	None

*   In original currency

** Refer to Note 6 and Note 12 for details of trade receivables and property and equipment pledged as collateral.

[a] Unsettled loan will be automatically extended.

Schedule of current maturities of long-term borrowings

	Notes	2023	2024
Two-step loans	20a	84	—
Bonds and medium-term notes ("MTN")	20b	548	2,347
Bank loans	20c	9,282	13,519
Other borrowings	20d	362	—
Total		10,276	15,866